Schedule of Investments (unaudited) March 31, 2022	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Consumer Discretionary — 0.1%
YMCA of Greater New York, 2.30%, 08/01/26	$1,000	$961,011

Diversified Financial Services — 0.3%
Citigroup, Inc., (SOFR + 1.18%), 2.52%, 11/03/32	1,238	1,110,678
Goldman Sachs Group, Inc., (SOFR + 1.41%), 3.10%, 02/24/33	3,671	3,460,239

		4,570,917

Education — 0.1%
Rensselaer Polytechnic Institute, 5.25%, 09/01/48	1,910	2,164,980

Health Care Providers & Services — 0.2%
Northwell Healthcare, Inc., 4.26%, 11/01/47	2,500	2,520,956

Thrifts & Mortgage Finance — 0.4%
Community Preservation Corp., 2.87%, 02/01/30	5,760	5,474,768

Tobacco — 0.2%
Altria Group, Inc., 3.70%, 02/04/51	3,895	3,146,114

Total Corporate Bonds — 1.3% (Cost: $20,348,476)		18,838,746

Municipal Bonds

Illinois — 0.2%

County/City/Special District/School District — 0.2%
Chicago Board of Education, GO, BAB, 6.14%, 12/01/39	3,075	3,439,182

New York — 80.2%

Corporate — 2.3%
Build NYC Resource Corp., Refunding RB(b)
AMT, 4.50%, 01/01/25	310	321,477
AMT, 5.00%, 01/01/35	100	106,813
New York Liberty Development Corp., RB, 5.50%, 10/01/37	4,780	6,046,084
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	9,365	11,417,995
New York State Energy Research & Development Authority, Refunding RB, Series C, 2.63%, 04/01/34(a)	10,000	10,056,540
New York Transportation Development Corp., RB
AMT, 5.00%, 01/01/33	1,000	1,084,124
AMT, 5.00%, 10/01/35	1,125	1,250,940
AMT, 5.00%, 10/01/40	3,040	3,384,040
Niagara Area Development Corp., Refunding RB, Series B, 3.50%, 11/01/24(b)	1,000	1,018,900

		34,686,913

County/City/Special District/School District — 17.1%
Battery Park City Authority, Refunding RB
Series B, 5.00%, 11/01/39	6,600	7,791,617
Series B, 5.00%, 11/01/40	8,500	10,013,841
City of New York, GO
Series B-1, 5.00%, 12/01/37	2,500	2,759,817
Series B-1, 5.00%, 10/01/39	5,845	6,524,312
Series C, 4.00%, 08/01/40	6,700	7,115,480
Series D, 5.38%, 06/01/32	15	15,041
Series D, 5.00%, 12/01/42	2,490	2,810,067
Series E-1, 5.00%, 03/01/41	2,695	3,015,080
Series E-1, 5.00%, 03/01/44	2,140	2,387,029
Series F-1, 5.00%, 03/01/39	2,000	2,337,690

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York, GO (continued)
Sub-Series A-1, 5.00%, 08/01/33	$700	$727,189
Sub-Series D-1, 5.00%, 08/01/31	935	971,559
Sub-Series F-1, 5.00%, 04/01/39	3,000	3,376,113
Sub-Series F-2, 1.94%, 03/01/29	9,410	8,650,989
Sub-Series G-1, 5.00%, 04/01/22(c)	1,000	1,000,000
City of New York, Refunding GO
Series B-1, 5.00%, 08/01/32(d)	2,000	2,427,352
Series C, 5.00%, 08/01/34	500	536,419
Series C-3, 2.46%, 08/01/33	2,145	1,916,624
Series D, 1.92%, 08/01/31	2,500	2,193,190
Series E, 5.00%, 02/01/23(c)	1,250	1,287,004
City of Yonkers, GO
Series A, (AGM), 5.00%, 02/15/34	300	348,972
Series A, (AGM), 4.00%, 02/15/35	350	373,619
Series A, (AGM), 4.00%, 02/15/36	350	371,668
County of Nassau New York, GO
Series B, (AGM), 5.00%, 07/01/37	1,145	1,294,194
Series B, (AGM), 5.00%, 07/01/45	4,960	5,556,440
Series C, 5.00%, 10/01/29	500	566,937
County of Nassau New York, Refunding GO, Series B, 5.00%, 04/01/35	3,600	4,037,684
Erie County Industrial Development Agency,
Refunding RB, (SAW), 5.00%, 05/01/31	1,925	2,337,733
Hudson Yards Infrastructure Corp., Refunding RB 4.00%, 02/15/40	3,500	3,797,479
Series A, 5.00%, 02/15/35	2,500	2,781,105
Series A, 5.00%, 02/15/36	2,000	2,219,731
Series A, 5.00%, 02/15/39	2,500	2,764,995
Series A, 5.00%, 02/15/42	27,495	30,333,006
Monroe County Industrial Development Corp., RB
(SAW), 5.00%, 05/01/33	2,885	3,312,606
(SAW), 5.00%, 05/01/34	2,375	2,714,713
Nassau County Interim Finance Authority, Refunding RB
Series A, 5.00%, 11/15/34	5,030	6,099,569
Series B, 1.28%, 11/15/28	3,750	3,321,780
Nassau County, Refunding GO, Series A, (AGM), 4.00%, 04/01/38	2,635	2,844,530
New York City Industrial Development Agency, RB(e)
(AGC), 0.00%, 03/01/41	4,155	2,144,782
(AGC), 0.00%, 03/01/42	5,500	2,729,518
(AGC), 0.00%, 03/01/43	2,000	954,890
(AGC), 0.00%, 03/01/45	2,450	1,071,652
New York City Industrial Development Agency, Refunding RB
Class A, (AGM), 4.00%, 01/01/32	750	821,225
Series A, AMT, 5.00%, 07/01/28	2,210	2,223,919
New York City Transitional Finance Authority Future Tax Secured Revenue, RB 4.00%, 02/01/43	6,000	6,311,436
Series A-1, 5.00%, 11/01/38	1,000	1,042,301
Series A-2, 5.00%, 08/01/38	490	543,801
Series A-E1, 5.00%, 02/01/36	3,500	3,855,862
Series B3, 2.82%, 11/01/31	1,000	932,316
Series E-1, 5.00%, 02/01/39	1,500	1,624,926
Series E-1, 5.00%, 02/01/41	3,000	3,218,814
Sub-Series A-1, 5.00%, 08/01/40	13,360	14,815,051
Sub-Series B-1, 5.00%, 11/01/35	200	211,346
Sub-Series B-1, 5.00%, 11/01/36	680	716,138
Sub-Series B-1, 5.00%, 11/01/38	5,000	5,375,485

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Sub-Series E-1, 5.00%, 02/01/42	$175	$175,367
Series C-3, Subordinate, 5.00%, 05/01/41	7,100	7,861,269
Series F-1, Subordinate, 5.00%, 02/01/47(d)	5,000	5,725,850
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(e)	5,500	1,212,217
New York Convention Center Development Corp., Refunding RB 5.00%, 11/15/35	3,500	3,803,782
5.00%, 11/15/40	7,690	8,296,818
5.00%, 11/15/45	8,490	9,141,412
New York Liberty Development Corp., Refunding RB 2.45%, 09/15/69	10,000	9,083,130
2.63%, 09/15/69	10,000	8,836,970
2.80%, 09/15/69	10,000	9,425,240
New York State Dormitory Authority, RB, 5.00%, 07/01/26	1,015	1,017,833
New York State Dormitory Authority, Refunding RB(c)
Series A, 5.00%, 07/01/22	895	903,968
Series B, 5.00%, 08/15/27	5	5,741

		257,016,233

Education — 7.7%
Albany Capital Resource Corp., Refunding RB 4.00%, 07/01/41	1,650	1,632,551
4.00%, 07/01/51	1,705	1,586,625
Amherst Development Corp., Refunding RB 5.00%, 10/01/43	85	89,592
5.00%, 10/01/48	1,040	1,088,283
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.50%, 06/01/27	1,000	1,066,493
Series A, 5.00%, 06/01/35	655	699,106
Build NYC Resource Corp., RB(b) 5.00%, 02/01/33	815	828,089
5.63%, 02/01/39	1,285	1,328,231
5.75%, 02/01/49	1,145	1,181,528
Series A, 4.88%, 05/01/31	700	732,518
Series A, 5.13%, 05/01/38	140	146,842
Series A, 5.50%, 05/01/48	2,175	2,290,869
Build NYC Resource Corp., Refunding RB 5.00%, 06/01/30	385	412,861
5.00%, 08/01/33	275	309,983
5.00%, 06/01/35	250	271,856
5.00%, 08/01/35	740	828,026
5.00%, 06/01/40	310	333,079
5.00%, 08/01/47	725	803,644
5.00%, 11/01/47	2,900	3,679,117
Series A, 5.00%, 06/01/43	325	344,179
County of Cattaraugus New York, RB 5.00%, 05/01/34	130	136,052
5.00%, 05/01/39	225	233,500
Dobbs Ferry Local Development Corp., RB 5.00%, 07/01/39	1,000	1,051,771
5.00%, 07/01/44	2,000	2,094,556
Dutchess County Local Development Corp., RB 5.00%, 07/01/43	955	1,081,259
5.00%, 07/01/48	1,435	1,616,299

Security	Par (000)	Value

Education (continued)
Dutchess County Local Development Corp., Refunding RB, 5.00%, 07/01/42	$1,980	$2,205,451
Geneva Development Corp., RB, 5.25%, 09/01/23(c)	160	167,902
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	570	604,748
5.00%, 10/01/35	265	280,296
5.00%, 07/01/47	2,165	2,382,870
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(c)	1,360	1,415,915
Series A, 5.00%, 07/01/32	300	340,507
Series A, 5.00%, 07/01/33	350	396,556
Series A, 5.00%, 07/01/34	350	395,879
Series A, 5.00%, 07/01/35	800	903,368
Series A, 5.00%, 07/01/36	1,000	1,127,247
Series A, 5.00%, 07/01/37	500	562,815
Series A, 4.00%, 07/01/50	5,000	5,294,985
Series C, 5.05%, 07/01/28	1,000	1,108,292
New York State Dormitory Authority, RB 5.00%, 01/01/42	5,000	5,391,040
1st Series, (AMBAC), 5.50%, 07/01/40	500	657,520
Series 1, (BHAC-CR AMBAC), 5.50%, 07/01/31	475	573,881
Series A, (NPFGC), 5.15%, 07/01/24	250	260,195
Series A, 4.13%, 01/01/30	1,600	1,639,256
Series A, 5.00%, 07/01/33	1,000	1,146,323
Series A, 5.25%, 01/01/34	250	262,530
Series A, 5.50%, 01/01/39	500	526,709
Series A, 5.00%, 07/01/43	8,065	9,109,901
Series A, 5.50%, 01/01/44	2,000	2,096,518
Series A, 4.00%, 07/01/44	2,010	2,135,010
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/28	500	504,580
5.00%, 07/01/29	375	395,681
5.00%, 07/01/30	300	316,491
5.00%, 07/01/42	300	302,141
5.00%, 07/01/44	1,190	1,245,796
Series A, 5.00%, 07/01/22(c)	1,000	1,010,020
Series A, 5.25%, 07/01/23(c)	5,590	5,836,865
Series A, 5.00%, 07/01/24(c)	1,000	1,064,625
Series A, 5.00%, 05/01/27	980	1,003,359
Series A, 4.00%, 07/01/33	1,000	1,085,277
Series A, 5.00%, 07/01/33	470	510,136
Series A, 4.00%, 07/01/34	2,000	2,158,664
Series A, 5.00%, 07/01/36	1,850	2,076,915
Series A, 5.00%, 07/01/37	350	374,680
Series A, 5.00%, 07/01/38	1,005	1,126,214
Series A, 5.00%, 07/01/41	500	542,606
Series A, 5.00%, 07/01/42	2,000	2,217,216
Series A, 5.00%, 07/01/43	1,000	1,076,556
Series A, 4.00%, 07/01/47	1,250	1,289,981
Series B, 5.00%, 10/01/38	10,000	11,463,290
Series B, 5.00%, 07/01/42	750	755,354
Series C, 4.00%, 07/01/49	2,500	2,614,100
Onondaga County Trust for Cultural Resources,
Refunding RB, 5.00%, 05/01/40	135	144,637
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	360	362,088
Series A, 5.00%, 07/01/42	220	221,234
Schenectady County Capital Resource Corp.,
Refunding RB, 5.00%, 07/01/32	500	504,184

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
St. Lawrence County Industrial Development Agency, Refunding RB, Series B, 4.43%, 07/01/56	$1,500	$1,536,106
Troy Capital Resource Corp., Refunding RB 5.00%, 08/01/28	2,690	2,943,818
5.00%, 08/01/32	1,000	1,088,773
4.00%, 08/01/35	1,110	1,144,432
4.00%, 09/01/40	160	166,932
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/32	500	530,727
Series A, 5.00%, 07/01/37	885	935,376

		115,401,477

Health — 2.6%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	1,000	1,043,319
Build NYC Resource Corp., Refunding RB, 5.00%, 07/01/24(c)	1,100	1,175,257
Dutchess County Local Development Corp., Refunding RB, Series A, 5.00%, 07/01/24(c)	750	801,311
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	525	547,153
Monroe County Industrial Development Corp., RB 5.00%, 12/01/29	660	728,974
4.00%, 12/01/41	100	102,462
5.00%, 12/01/46	4,960	5,303,832
Series A, 5.00%, 12/01/37	370	376,269
New York State Dormitory Authority, RB(b) 5.00%, 12/01/40	1,300	1,394,956
5.00%, 12/01/45	1,700	1,816,370
New York State Dormitory Authority, Refunding RB 5.00%, 12/01/27(b)	100	112,858
2.26%, 07/01/30	4,000	3,624,940
4.00%, 07/01/39	140	127,895
4.00%, 07/01/40	325	294,807
5.00%, 07/01/41	450	462,560
Series A, 5.00%, 05/01/32	1,270	1,370,972
Series A, 2.58%, 07/01/33	4,000	3,600,140
Series A, 5.00%, 05/01/43	1,570	1,677,011
Series C, 2.15%, 03/15/31	3,000	2,663,952
Catholic Health Services, 5.00%, 07/01/32	365	381,820
Catholic Health Services, 5.00%, 07/01/34	320	332,879
Catholic Health Services, 5.00%, 07/01/35	350	363,657
Catholic Health Services, 5.00%, 07/01/36	275	285,217
Catholic Health Services, 4.00%, 07/01/38	110	101,272
Catholic Health Services, 4.00%, 07/01/45	810	709,517
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,864,842
Suffolk County Economic Development Corp., RB, Series C, Catholic Health Services, 5.00%, 07/01/32	385	407,993
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	1,145	1,191,077
Westchester County Healthcare Corp., Refunding RB, Series B, Senior Lien, 6.00%, 11/01/30	110	110,305
Westchester County Local Development Corp., Refunding RB 4.00%, 01/01/23	85	86,040

Security	Par (000)	Value

Health (continued)
Westchester County Local Development Corp., Refunding RB (continued) 5.00%, 01/01/28	$1,805	$1,834,636
5.00%, 01/01/34	1,375	1,395,987
5.00%, 11/01/34	500	533,645
5.00%, 07/01/46(b)	2,545	2,561,522

		39,385,447

Housing — 6.7%
New York City Housing Development Corp., RB, M/F Housing 4.15%, 11/01/46	2,805	2,835,835
1.75%, 05/01/59(a)	11,000	11,026,257
Series B-1, 5.00%, 07/03/23(c)	650	662,392
Series B-1, 5.25%, 07/03/23(c)	3,255	3,337,833
Series C-2A, 2.35%, 07/01/22	5,750	5,752,852
Series K, 3.85%, 11/01/38	4,000	4,057,292
Series K, 4.00%, 11/01/48	3,725	3,734,454
Series L, 2.75%, 05/01/50(a)	6,500	6,537,395
New York City Housing Development Corp., Refunding RB, (HUD SECT 8), 3.76%, 01/01/29	3,000	3,025,992
New York City Housing Development Corp., Refunding RB, M/F Housing
Series B-1B, 2.10%, 11/01/58(a)	2,660	2,660,279
Series D, 4.10%, 11/01/38	2,500	2,633,295
New York State Housing Finance Agency, RB, M/F Housing
Series C, (FHLMC, FNMA, SONYMA GNMA), 2.75%, 11/01/31	1,000	967,920
Series D, (SONYMA), 2.05%, 05/01/23	4,155	4,155,453
Series E, (SONYMA), 2.13%, 11/01/23	2,500	2,506,783
Series E, (SONYMA), 4.15%, 11/01/47	165	166,396
Series I, (SONYMA FNMA), 1.75%, 05/01/24	3,000	2,980,755
Series J-1, (SONYMA), 2.80%, 11/01/51	4,500	3,672,518
Series P, 1.60%, 11/01/24	10,000	9,811,860
Series A, AMT, (SONYMA), 4.90%, 02/15/38	645	645,368
Series A, AMT, (SONYMA), 5.10%, 02/15/38	875	875,630
New York State Housing Finance Agency, Refunding RB, Series C, (SONYMA), 3.85%, 11/01/39	4,425	4,499,048
State of New York Mortgage Agency, RB, Series 239, (SONYMA), 3.25%, 10/01/51	5,000	5,106,925
State of New York Mortgage Agency, RB, S/F Housing, 49th Series, 3.25%, 10/01/28	5,000	5,012,320
State of New York Mortgage Agency, Refunding RB 218th Series, AMT, 3.25%, 04/01/30	1,380	1,362,722
Series 209, AMT, 3.35%, 04/01/29	385	389,533
State of New York Mortgage Agency, Refunding RB, S/F Housing
Series 235, AMT, 1.40%, 10/01/27	5,460	5,043,074
Series 235, AMT, 1.50%, 04/01/28	5,475	5,028,924
Yonkers Industrial Development Agency, RB, AMT, (SONYMA), 5.25%, 04/01/37	585	585,523
Yonkers Industrial Development Corp., RB
Series A, AMT, (SONYMA), 4.80%, 10/01/26	415	415,716
Series A, AMT, (SONYMA), 5.00%, 10/01/37	1,640	1,641,063

		101,131,407

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Other — 1.9%
New York Liberty Development Corp., Refunding RB 2.75%, 11/15/41	$17,000	$14,886,509
Series 1, Class 1, 5.00%, 11/15/44(b)	12,570	13,231,283
Series 2, Class 2, 5.38%, 11/15/40(b)	520	554,552

		28,672,344

State — 8.4%
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S1, (SAW), 4.00%, 07/15/46	2,500	2,644,778
Series S-1, Subordinate, (SAW), 5.00%, 07/15/38	2,250	2,522,939
Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	4,865	5,238,520
Series S-3, Subordinate, (SAW), 5.25%, 07/15/36	2,080	2,387,846
Series S-3, Subordinate, (SAW), 5.00%, 07/15/37	3,015	3,398,659
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	5,000	5,638,955
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-1, (SAW), 4.00%, 07/15/37	3,265	3,492,717
Series S-3, Subordinate, (SAW), 5.00%, 07/15/37	7,000	7,872,760
Series S-4A, Subordinate, (SAW), 5.25%, 07/15/35	9,165	10,563,744
New York State Dormitory Authority, RB
Series A, 5.00%, 02/15/36	9,000	9,900,612
Series A, 5.00%, 02/15/38	5,000	5,474,185
Series A, 5.00%, 03/15/39	1,630	1,851,900
Series A, 5.00%, 03/15/40	2,500	2,787,888
Series A, 5.00%, 03/15/43	4,995	5,567,067
New York State Dormitory Authority, Refunding RB 1.75%, 03/15/28	1,180	1,082,078
Series A, 5.25%, 03/15/39	7,250	8,280,065
Series E, 5.00%, 03/15/40	5,645	6,469,757
Series E, 5.00%, 03/15/41	3,615	4,138,564
New York State Thruway Authority Highway & Bridge Trust Fund, Refunding RB, Series A, 5.00%, 04/01/32	1,000	1,002,618
New York State Thruway Authority, Refunding RB, Series A-1, 4.00%, 03/15/44	5,000	5,247,945
New York State Urban Development Corp., RB, Series C, 5.00%, 03/15/30	250	257,141
New York State Urban Development Corp., Refunding RB 4.00%, 03/15/43	7,500	7,911,315
Series A, 5.00%, 03/15/38	5,000	5,518,905
Series B, 2.77%, 03/15/31	7,500	7,178,100
Series C-3, 5.00%, 03/15/39	5,000	5,562,470
State of New York, Refunding GO, Series B, 1.74%, 03/15/29	5,000	4,586,375

		126,577,903

Tobacco — 3.3%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	851,079
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	4,618,398
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	2,200	2,279,572
Series A, 5.00%, 06/01/42	3,775	3,828,152
Series A, 5.00%, 06/01/45	895	896,015
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	6,350	6,779,146
Series A-2-B, 5.00%, 06/01/51	3,955	4,210,335
Series B, 5.00%, 06/01/28	90	98,538

Security	Par (000)	Value

Tobacco (continued)
New York Counties Tobacco Trust VI, Refunding RB (continued)
Series B, 5.00%, 06/01/29	$105	$114,876
Series C, 4.00%, 06/01/51	4,055	3,724,647
Niagara Tobacco Asset Securitization Corp., Refunding RB 5.25%, 05/15/34	2,250	2,377,138
5.25%, 05/15/40	1,250	1,318,015
TSASC Inc., Refunding RB
Series A, 5.00%, 06/01/30	775	857,950
Series A, 5.00%, 06/01/33	3,000	3,277,359
Series A, 5.00%, 06/01/36	5,835	6,353,971
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	5,420	5,652,437
Sub-Series C, 5.13%, 06/01/51	2,375	2,584,083

		49,821,711

Transportation — 20.4%
Albany County Airport Authority, Refunding RB
Series B, AMT, 4.00%, 12/15/35	120	124,033
Series B, AMT, 4.00%, 12/15/34	235	243,339
Metropolitan Transportation Authority, RB
Series A, 5.00%, 11/15/35	2,500	2,781,880
Series A, 5.00%, 11/15/42	5,000	5,535,110
Series A-1, 5.25%, 11/15/23(c)	1,040	1,097,830
Series A-1, 4.00%, 11/15/44	4,000	4,113,528
Series A-1, 4.00%, 11/15/45	3,000	3,072,432
Series A-1, 4.00%, 11/15/46	3,300	3,377,048
Series A-2, 4.00%, 11/15/43	2,500	2,576,050
Series B, 5.25%, 11/15/33	500	527,746
Series B, 5.25%, 11/15/38	1,855	1,939,492
Series B, 5.25%, 11/15/39	5,795	6,050,942
Series B, 5.25%, 11/15/44	2,125	2,210,620
Series D-3, 4.00%, 11/15/47	2,000	2,039,728
Series E, 5.00%, 11/15/38	2,350	2,424,627
Sub-Series A-1, 5.00%, 11/15/40	1,645	1,729,306
Sub-Series D-1, 5.00%, 11/15/39	4,250	4,440,162
Metropolitan Transportation Authority, Refunding RB
Series A, 5.25%, 11/15/35	5,000	5,587,815
Series A, (AGM), 5.00%, 11/15/44	12,500	13,792,650
Series B, 5.00%, 11/15/35	1,750	1,886,416
Series B, 5.00%, 11/15/37	1,500	1,614,127
Series B-1, 5.00%, 11/15/36	13,500	14,824,863
Series D, 5.25%, 11/15/23(c)	670	707,257
Series D, 5.00%, 11/15/35	2,500	2,748,935
Series E, 4.00%, 11/15/45	2,500	2,548,900
Series F, 5.00%, 11/15/30	1,500	1,525,729
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	7,985	8,241,382
New York Liberty Development Corp., Refunding RB
Series 1, 4.00%, 02/15/43	7,485	7,849,916
Series 1, 2.75%, 02/15/44	3,125	2,511,656
New York State Bridge Authority, RB
Series A, 4.00%, 01/01/38	200	214,973
Series A, 4.00%, 01/01/39	275	295,312
Series A, 4.00%, 01/01/40	350	375,504
Series A, 4.00%, 01/01/41	165	176,612
Series A, 4.00%, 01/01/46	735	779,794
New York State Thruway Authority, RB Series A, Junior Lien, 5.00%, 01/01/41	7,440	7,968,508

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York State Thruway Authority, RB (continued)
Series A, Junior Lien, 5.25%, 01/01/56	$10,000	$10,696,590
New York State Thruway Authority, Refunding RB
Series J, 5.00%, 01/01/41	5,750	5,991,362
Series K, 5.00%, 01/01/29	5,000	5,363,725
Series K, 5.00%, 01/01/31	2,500	2,679,407
Series K, 5.00%, 01/01/32	1,500	1,606,914
Series L, 5.00%, 01/01/33	2,065	2,325,151
Series L, 5.00%, 01/01/34	910	1,020,093
Series L, 5.00%, 01/01/35	1,050	1,174,461
Series M, 2.90%, 01/01/35	4,000	3,758,008
Series O, 4.00%, 01/01/38	4,000	4,274,108
Series O, 4.00%, 01/01/39	2,700	2,878,743
Series O, 4.00%, 01/01/40	5,000	5,313,935
Series O, 4.00%, 01/01/46	5,000	5,264,625
Series B, Subordinate, 4.00%, 01/01/38	4,560	4,806,509
Series B, Subordinate, 4.00%, 01/01/39	1,165	1,222,952
Series B, Subordinate, 4.00%, 01/01/41	4,900	5,124,023
Series B, Subordinate, 4.00%, 01/01/45	1,500	1,555,174
New York Transportation Development Corp., ARB
Series A, AMT, 4.00%, 07/01/31	5,000	5,154,760
Series A, AMT, 5.00%, 07/01/34	250	261,744
Series A, AMT, 5.00%, 07/01/41	750	788,956
Series A, AMT, 5.00%, 07/01/46	1,500	1,576,455
Series A, AMT, 5.25%, 01/01/50	17,140	18,009,632
New York Transportation Development Corp., Refunding RB, 5.00%, 12/01/34	3,790	4,249,056
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,674,917
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/32	400	451,334
AMT, 5.00%, 04/01/33	375	420,865
AMT, 5.00%, 04/01/34	225	251,943
AMT, 5.00%, 04/01/35	200	223,663
AMT, 5.00%, 04/01/36	210	234,555
AMT, 5.00%, 04/01/37	250	278,737
AMT, 5.00%, 04/01/38	250	278,179
AMT, 5.00%, 04/01/39	175	194,286
Port Authority of New York & New Jersey, ARB 218th Series, AMT, 4.00%, 11/01/41	8,090	8,536,212
Consolidated, 218th Series, AMT, 4.00%, 11/01/47	3,980	4,059,409
Series 221, AMT, 4.00%, 07/15/37	1,900	1,995,956
Port Authority of New York & New Jersey, Refunding ARB
Series 179, 5.00%, 12/01/38	150	156,726
Series 221, 4.00%, 07/15/37	4,055	4,336,583
178th Series, AMT, 5.00%, 12/01/32	2,270	2,366,623
178th Series, AMT, 5.00%, 12/01/43	285	294,098
193rd Series, AMT, 5.00%, 10/15/34	3,445	3,710,765
195th Series, AMT, 5.00%, 04/01/36	4,680	5,083,168
202nd Series, AMT, 5.00%, 04/15/37	5,000	5,467,950
206th Series, AMT, 5.00%, 11/15/37	1,525	1,678,831
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,043,984
Series 197, AMT, 5.00%, 11/15/41	1,250	1,348,455
Series 223, AMT, 4.00%, 07/15/46	3,090	3,200,545
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/51	2,500	2,839,720
Series B-3, 5.00%, 11/15/33	500	549,737
Series C-1, 5.00%, 05/15/40	4,135	4,874,202

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, RB (continued)
Series C-1, 5.00%, 05/15/41	$2,000	$2,346,156
Series C-1, 4.00%, 05/15/46	9,280	9,808,125
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/50	1,000	1,051,786
Series A-1, 4.00%, 05/15/46	6,050	6,407,355
Series B, 5.00%, 11/15/37	10,070	11,281,159
Series C, 5.00%, 11/15/37	6,000	6,947,160

		306,423,789

Utilities — 9.8%
Long Island Power Authority, RB 5.00%, 09/01/36	1,080	1,210,473
5.00%, 09/01/37	2,000	2,283,804
5.00%, 09/01/38	4,200	4,781,024
5.00%, 09/01/39	8,000	9,130,416
Series C, (AGC), 5.25%, 09/01/29	3,500	4,148,200
Long Island Power Authority, Refunding RB
Series A, 4.00%, 09/01/39	3,000	3,259,083
Series A, 4.00%, 09/01/41	2,100	2,273,895
Series A, 4.00%, 09/01/42	1,500	1,623,355
Series B, 5.00%, 09/01/46	2,075	2,268,427
Series B, 1.50%, 09/01/51(a)	2,500	2,432,497
New York City Municipal Water Finance Authority, RB
Series BB-1, 4.00%, 06/15/50	200	212,139
Series CC-1, Subordinate, 4.00%, 06/15/51	685	722,948
New York City Water & Sewer System, RB, Series AA, 4.00%, 06/15/42	2,500	2,667,585
New York City Water & Sewer System, Refunding RB 4.00%, 06/15/40	5,000	5,295,055
Series BB, 5.00%, 06/15/47	2,000	2,038,182
Series BB-1, 4.00%, 06/15/45	18,640	19,724,382
Series BB-2, 0.37%, 06/15/49(a)	15,000	15,000,000
Series DD, 5.25%, 06/15/47	2,455	2,736,986
Series DD-2, 5.00%, 06/15/40	4,850	5,450,736
Series EE, 5.00%, 06/15/37	2,735	3,065,374
Series EE, 5.25%, 06/15/37	1,075	1,220,196
Series EE, 5.00%, 06/15/40	8,355	9,389,875
Series FF, 5.00%, 06/15/40	11,500	13,004,752
Series HH, 5.00%, 06/15/39	1,000	1,078,985
Series CC-3, Subordinate, 5.00%, 06/15/32	5,000	6,055,480
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/50	4,865	5,147,014
Suffolk County Water Authority, Refunding RB,
Series A, 3.75%, 06/01/36	5,815	5,906,325
Utility Debt Securitization Authority, Refunding RB 5.00%, 12/15/37	5,000	5,500,695
Series TE, Restructured, 5.00%, 12/15/32	1,000	1,050,372
Series TE, Restructured, 5.00%, 12/15/41	8,570	9,008,510

		147,686,765

Total Municipal Bonds in New York		1,206,803,989

Puerto Rico — 7.8%

State — 4.4%
Commonwealth of Puerto Rico, 0.00%, 11/01/43(a)	9,860	5,299,869
Commonwealth of Puerto Rico, GO
Series A1, Restructured, 5.25%, 07/01/23	1,157	1,185,689
Series A1, Restructured, 5.38%, 07/01/25	1,154	1,218,948
Series A1, Restructured, 5.63%, 07/01/27	1,143	1,249,140
Series A1, Restructured, 5.63%, 07/01/29	1,125	1,247,920
Series A1, Restructured, 5.75%, 07/01/31	1,092	1,244,695

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A1, Restructured, 4.00%, 07/01/33	$1,036	$1,013,165
Series A1, Restructured, 4.00%, 07/01/35	931	900,231
Series A1, Restructured, 4.00%, 07/01/37	799	768,848
Series A1, Restructured, 4.00%, 07/01/41	1,087	1,031,435
Series A1, Restructured, 4.00%, 07/01/46	1,130	1,063,791
Commonwealth of Puerto Rico, GO, CAB(e)
Series A, Restructured, 0.00%, 07/01/24	533	485,737
Series A, Restructured, 0.00%, 07/01/33	1,333	770,059
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	16,715	17,711,632
Series A-1, Restructured, 5.00%, 07/01/58	7,337	7,786,465
Series A-2, Restructured, 4.33%, 07/01/40	10,560	10,905,190
Series A-2, Restructured, 4.54%, 07/01/53	49	51,110
Series A-2, Restructured, 4.78%, 07/01/58	7,067	7,441,890
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/29	490	399,298
Series A-1, Restructured, 0.00%, 07/01/31	582	440,029
Series A-1, Restructured, 0.00%, 07/01/33	841	588,787
Series A-1, Restructured, 0.00%, 07/01/46	1,846	565,515
Series A-1, Restructured, 0.00%, 07/01/51	7,610	1,688,370
Series B-1, Restructured, 0.00%, 07/01/46	2,677	820,434

		65,878,247

Tobacco — 0.0%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	225	229,092

Utilities — 3.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 5.00%, 07/01/33	355	357,556
Series A, Senior Lien, 5.13%, 07/01/37	100	100,772
Puerto Rico Electric Power Authority, RB 3rd Series, 5.40%, 01/01/23(a)	278	271,953
Series A, 5.00%, 07/01/29(f)(g)	1,860	1,821,243
Series A, 7.00%, 07/01/33(f)(g)	1,025	1,004,500
Series A, 6.75%, 07/01/36(f)(g)	3,560	3,488,800
Series A, 5.00%, 07/01/42(f)(g)	3,150	3,084,364
Series A, 7.00%, 07/01/43(f)(g)	410	401,800
Series A-3, 10.00%, 07/01/19(f)(g)	999	1,083,971
Series B-3, 10.00%, 07/01/19(f)(g)	999	1,083,971
Series C-1, 5.40%, 01/01/18(f)(g)	2,745	2,689,943
Series C-2, 5.40%, 07/01/18(f)(g)	2,745	2,690,378
Series C-4, 5.40%, 07/01/20(f)(g)	277	271,953
Series CCC, 5.25%, 07/01/26(f)(g)	770	753,956
Series CCC, 5.25%, 07/01/28(f)(g)	440	430,832
Series D-4, 7.50%, 07/01/20	762	746,760
Series TT, 5.00%, 07/01/25(f)(g)	210	205,624
Series TT, 5.00%, 07/01/26(f)(g)	565	553,227
Series WW, 5.50%, 07/01/17(f)(g)	610	597,290
Series WW, 5.50%, 07/01/18(f)(g)	535	523,852
Series WW, 5.50%, 07/01/19(f)(g)	435	425,936
Series WW, 5.38%, 07/01/24(f)(g)	385	376,978
Series WW, 5.25%, 07/01/33(f)(g)	420	411,249
Series WW, 5.50%, 07/01/38(f)(g)	520	509,165
Series XX, 5.25%, 07/01/27(f)(g)	285	279,062
Series XX, 5.25%, 07/01/35(f)(g)	185	181,145
Series XX, 5.75%, 07/01/36(f)(g)	260	254,582

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series XX, 5.25%, 07/01/40(f)(g)	$5,345	$5,233,626
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(f)(g)	990	969,371
Series AAA, 5.25%, 07/01/23(f)(g)	2,670	2,614,365
Series AAA, 5.25%, 07/01/28(f)(g)	5,655	5,537,167
Series AAA, 5.25%, 07/01/29(f)(g)	235	230,103
Series BBB, 5.40%, 07/01/28(f)(g)	1,240	1,190,400
Series UU, 1.16%, 07/01/17(a)(f)(g)	185	166,500
Series UU, 1.00%, 07/01/18(a)(f)(g)	165	148,500
Series UU, 0.00%, 07/01/20(a)(f)(g)	1,475	1,327,500
Series UU, 1.35%, 07/01/31(a)(f)(g)	1,755	1,579,500
Series YY, 6.13%, 07/01/40(f)(g)	1,860	1,785,600
Series ZZ, 5.00%, 07/01/17(f)(g)	430	421,040
Series ZZ, 5.25%, 07/01/19(f)(g)	1,370	1,341,453
Series ZZ, 5.00%, 07/01/20	2,220	2,173,742
Series ZZ, 5.25%, 07/01/24(f)(g)	875	856,768
Series ZZ, 5.00%, 07/01/28(f)(g)	435	425,936

		50,602,433

Total Municipal Bonds in Puerto Rico		116,709,772

Total Municipal Bonds — 88.2% (Cost: $1,317,864,740)		1,326,952,943

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New York — 15.0%

County/City/Special District/School District — 3.8%
City of New York, GO
Sub-Series 1-I, 5.00%, 03/01/32	991	1,043,956
Sub-Series F-1, 5.00%, 04/01/39	10,000	11,253,711
Sub-Series I-1, 5.00%, 03/01/36	1,750	1,843,198
Sub-Series-D1, Series D, 5.00%, 12/01/43(i)	1,010	1,132,441
New York City Transitional, 5.25%, 08/01/37	10,000	11,387,775
New York City Transitional Finance Authority Future Tax Secured Revenue, RB 4.00%, 08/01/45	9,000	9,485,625
Sub-Series B-1, 5.00%, 08/01/36	3,001	3,289,383
Sub-Series B-1, 4.00%, 11/01/45	10,000	10,475,520
Sub-Series F-1, 5.00%, 05/01/38	3,448	3,813,771
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/32	3,540	3,866,822

		57,592,202

Housing — 0.0%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	627	647,888

State — 4.8%
New York St Dorm Authority St Perso, 5.00%, 03/15/46	3,998	4,643,682
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/32	5,000	5,723,567
Series A, 5.00%, 02/15/34	10,000	11,063,639
Series A, 5.00%, 03/15/39	15,393	17,169,736
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/36(i)	1,995	2,196,742
Series C, 5.00%, 03/15/39	9,000	10,225,373
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/47	1,497	1,569,593
Series A-1, 5.00%, 03/15/32	1,499	1,541,134

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New York State Urban Development Corp., Refunding RB
Series A, 4.00%, 03/15/37	$8,740	$9,049,007
Series A, 5.00%, 03/15/45	6,004	6,399,681
Sales Tax Asset Receivable Corp., Refunding RB
Series A, 4.00%, 10/15/24	1,440	1,514,574
Series A, 5.00%, 10/15/24	1,245	1,339,840

		72,436,568

Transportation — 3.9%
Metropolitan Transportation Authority, Refunding RB, Series B-1, 5.00%, 11/15/51	10,000	10,885,503
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/53(i)	1,156	1,194,481
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/60	479	488,218
Port Authority of New York & New Jersey, Refunding ARB
178th Series, AMT, 5.00%, 12/01/32	991	1,033,172
194th Series, 5.25%, 10/15/55	2,310	2,479,956
Consolidated, Series 211, 5.00%, 09/01/48	960	1,064,919
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/54(i)	1,606	1,666,949
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	10,000	11,020,770
Series A, 5.00%, 11/15/46	500	538,320
Series B, 5.00%, 11/15/38	9,000	10,079,482
Triborough Ny Bridge Tunnel, 5.00%, 05/15/47	15,000	17,486,610

		57,938,380

Utilities — 2.5%
New York City Water & Sewer System, Refunding RB, 5.00%, 06/15/38(i)	7,504	8,403,859
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	872	921,168
New York St Pwr Authority Revenue, 4.00%, 11/15/50	10,000	10,579,680
Utility Debt Securitization Authority, Refunding RB 5.00%, 12/15/41	7,800	8,809,596
Series A, 5.00%, 12/15/34	5,000	5,576,987
Series A, Restructured, 5.00%, 12/15/35	1,000	1,112,562
Series B, 4.00%, 12/15/35	1,580	1,678,455

		37,082,307

Total Municipal Bonds in New York		225,697,345

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.0% (Cost: $226,493,620)		225,697,345

Total Long-Term Investments — 104.5% (Cost: $1,564,706,836)		1,571,489,034

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.26%(j)(k)	33,468,705	$33,468,705

Total Short-Term Securities — 2.2% (Cost: $33,468,369)		33,468,705

Total Investments — 106.7% (Cost: $1,598,175,205)		1,604,957,739

Other Assets Less Liabilities — 1.1%		15,523,524

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.8)%		(116,650,491)

Net Assets — 100.0%		$1,503,830,772

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 15, 2024 to May 15, 2028, is $7,757,377.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock New York Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$32,939,572	$529,134	(a)	$—	$2,106	$(2,107)	$33,468,705	33,468,705	$5,030	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	1,666	06/21/22	$ 204,502	$5,165,194
U.S. Long Bond	896	06/21/22	134,540	2,799,694
5-Year U.S. Treasury Note	1,184	06/30/22	135,633	2,549,337

				$10,514,225

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$18,838,746	$—	$18,838,746
Municipal Bonds	—	1,326,952,943	—	1,326,952,943
Municipal Bonds Transferred to Tender Option Bond Trusts	—	225,697,345	—	225,697,345

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock New York Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds.	$33,468,705	$—	$—	$33,468,705

	$33,468,705	$1,571,489,034	$—	$1,604,957,739

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$10,514,225	$—	$—	$10,514,225

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $115,596,851 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SOFR	Secured Overnight Financing Rate

SONYMA	State of New York Mortgage Agency

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